CAPITAL STOCK - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Nov. 02, 2020
Class of Stock [Line Items]
Conversion Price/Share (in dollars per share)	$ 4.3167
Triggering event, minimum net proceeds	$ 100,000,000
Triggering price (in dollars per share)	$ 11.01
Dividend rate	8.00%
Series A Preferred Stock
Class of Stock [Line Items]
Conversion Price/Share (in dollars per share)	$ 0.9171
Series C Preferred Stock
Class of Stock [Line Items]
Conversion Price/Share (in dollars per share)	7.1935
Series D-1 Preferred Stock
Class of Stock [Line Items]
Conversion Price/Share (in dollars per share)	6.5388	$ 4.4400
Series D-2 Preferred Stock
Class of Stock [Line Items]
Conversion Price/Share (in dollars per share)	3.9458	$ 2.6800
Series B Preferred Stock
Class of Stock [Line Items]
Conversion Price/Share (in dollars per share)	$ 4.3167